T. ROWE PRICE Total Return Fund
February 29, 2024 (Unaudited)

Portfolio of Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
ASSET-BACKED SECURITIES 11.9%
Car Loan 3.4%
AmeriCredit Automobile Receivables Trust
Series 2020-1, Class D
1.80%, 12/18/25  385 379
AmeriCredit Automobile Receivables Trust
Series 2023-1, Class C
5.80%, 12/18/28  430 433
AmeriCredit Automobile Receivables Trust
Series 2023-2, Class B
5.84%, 7/18/29  1,500 1,516
Avis Budget Rental Car Funding AESOP
Series 2019-2A, Class C
4.24%, 9/22/25 (1) 235 233
Avis Budget Rental Car Funding AESOP
Series 2022-5A, Class C
6.24%, 4/20/27 (1) 120 120
Avis Budget Rental Car Funding AESOP
Series 2023-2A, Class C
6.18%, 10/20/27 (1) 100 100
CarMax Auto Owner Trust
Series 2022-2, Class C
4.26%, 12/15/27  1,605 1,559
CarMax Auto Owner Trust
Series 2023-3, Class B
5.47%, 2/15/29  155 155
CarMax Auto Owner Trust
Series 2023-3, Class C
5.61%, 2/15/29  480 479
CarMax Auto Owner Trust
Series 2024-1, Class A4
4.94%, 8/15/29  270 269
CarMax Auto Owner Trust
Series 2024-1, Class C
5.47%, 8/15/29  515 513
Carvana Auto Receivables Trust
Series 2022-N1, Class D
4.13%, 12/11/28 (1) 1,610 1,573
Carvana Auto Receivables Trust
Series 2022-P1, Class C
3.30%, 4/10/28  1,210 1,119
Carvana Auto Receivables Trust
Series 2024-N1, Class B
5.63%, 5/10/30 (1) 330 330
Carvana Auto Receivables Trust
Series 2024-N1, Class C
5.80%, 5/10/30 (1) 865 865

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Exeter Automobile Receivables Trust
Series 2023-1A, Class D
6.69%, 6/15/29  135 137
Exeter Automobile Receivables Trust
Series 2023-4A, Class B
6.31%, 10/15/27  570 573
Ford Credit Auto Lease Trust
Series 2023-A, Class B
5.29%, 6/15/26  760 755
Ford Credit Auto Lease Trust
Series 2023-B, Class B
6.20%, 2/15/27  105 107
Ford Credit Auto Lease Trust
Series 2023-B, Class C
6.43%, 4/15/27  400 407
Ford Credit Auto Lease Trust
Series 2023-B, Class D
6.97%, 6/15/28  330 338
Ford Credit Auto Owner Trust
Series 2021-A, Class C
0.83%, 8/15/28  1,765 1,682
GM Financial Consumer Automobile Receivables Trust
Series 2023-1, Class B
5.03%, 9/18/28  290 289
GM Financial Consumer Automobile Receivables Trust
Series 2023-3, Class B
5.72%, 1/16/29  155 156
GM Financial Consumer Automobile Receivables Trust
Series 2023-3, Class C
5.92%, 2/16/29  255 257
GMF Floorplan Owner Revolving Trust
Series 2023-1, Class B
5.73%, 6/15/28 (1) 1,555 1,553
Navistar Financial Dealer Note Master Owner Trust II
Series 2023-1, Class A
6.18%, 8/25/28 (1) 250 251
Santander Bank
Series 2021-1A, Class C
3.268%, 12/15/31 (1) 162 159
Santander Bank Auto Credit-Linked Notes
Series 2022-B, Class B
5.721%, 8/16/32 (1) 475 473
Santander Bank Auto Credit-Linked Notes
Series 2022-C, Class A2
6.024%, 12/15/32 (1) 599 599
Santander Bank Auto Credit-Linked Notes
Series 2023-A, Class B
6.493%, 6/15/33 (1) 411 413

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Santander Bank Auto Credit-Linked Notes
Series 2023-A, Class C
6.736%, 6/15/33 (1) 219 219
Santander Bank Auto Credit-Linked Notes
Series 2023-B, Class C
5.933%, 12/15/33 (1) 1,395 1,396
Santander Consumer Auto Receivables Trust
Series 2021-AA, Class D
1.57%, 1/15/27 (1) 665 625
Santander Retail Auto Lease Trust
Series 2022-B, Class B
3.85%, 3/22/27 (1) 615 604
SBNA Auto Lease Trust
Series 2024-A, Class A4
5.24%, 1/22/29 (1) 465 464
SFS Auto Receivables Securitization Trust
Series 2024-1A, Class B
5.38%, 1/21/31 (1) 1,035 1,034
SFS Auto Receivables Securitization Trust
Series 2024-1A, Class C
5.51%, 1/20/32 (1) 95 95
U.S. Bank
Series 2023-1, Class B
6.789%, 8/25/32 (1) 223 224
22,453
Collateralized Mortgage Obligations 0.1%
New Residential Mortgage Loan Trust
Series 2022-SFR1, Class D
3.299%, 2/17/39 (1) 620 567
567
Other Asset-Backed Securities 7.7%
AGL
Series 2021-14A, Class B1, CLO, FRN
3M TSFR + 1.912%, 7.229%, 12/2/34 (1) 1,505 1,501
Amur Equipment Finance Receivables IX
Series 2021-1A, Class E
4.13%, 3/20/28 (1) 628 612
Amur Equipment Finance Receivables X
Series 2022-1A, Class D
2.91%, 8/21/28 (1) 2,520 2,404
Amur Equipment Finance Receivables XIII
Series 2024-1A, Class A2
5.38%, 1/21/31 (1) 310 309
Amur Equipment Finance Receivables XIII
Series 2024-1A, Class B
5.37%, 1/21/31 (1) 835 831

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Apidos XXXVII
Series 2021-37A, Class B, CLO, FRN
3M TSFR + 1.862%, 7.179%, 10/22/34 (1) 525 523
Applebee's Funding
Series 2019-1A, Class A2II
4.723%, 6/5/49 (1) 257 248
CIFC Funding
Series 2019-5A, Class BR, CLO, FRN
3M TSFR + 2.412%, 7.726%, 1/15/35 (1) 1,650 1,650
Cologix Canadian Issuer
Series 2022-1CAN, Class A2
4.94%, 1/25/52 (CAD) (1) 1,460 994
DLLST
Series 2024-1A, Class A4
4.93%, 4/22/30 (1) 215 213
Driven Brands Funding
Series 2018-1A, Class A2
4.739%, 4/20/48 (1) 872 856
Elara HGV Timeshare Issuer
Series 2023-A, Class A
6.16%, 2/25/38 (1) 452 459
Elara HGV Timeshare Issuer
Series 2023-A, Class C
7.30%, 2/25/38 (1) 383 389
FirstKey Homes Trust
Series 2020-SFR1, Class A
1.339%, 8/17/37 (1) 1,673 1,570
FirstKey Homes Trust
Series 2020-SFR1, Class B
1.74%, 8/17/37 (1) 750 705
FirstKey Homes Trust
Series 2020-SFR2, Class D
1.968%, 10/19/37 (1) 1,410 1,310
FOCUS Brands Funding
Series 2017-1A, Class A2II
5.093%, 4/30/47 (1) 1,739 1,688
FOCUS Brands Funding
Series 2022-1, Class A2
7.206%, 7/30/52 (1) 1,507 1,515
Galaxy Xxiv
Series 2017-24A, Class D, CLO, FRN
3M TSFR + 2.712%, 8.026%, 1/15/31 (1) 300 300
GreatAmerica Leasing Receivables Funding
Series 2021-2, Class A3
0.67%, 7/15/25  1,035 1,014
Hardee's Funding
Series 2018-1A, Class A2II
4.959%, 6/20/48 (1) 1,308 1,265

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Hardee's Funding
Series 2020-1A, Class A2
3.981%, 12/20/50 (1) 1,945 1,738
Hilton Grand Vacations Trust
Series 2020-AA, Class C
6.42%, 2/25/39 (1) 41 41
Home Partners of America Trust
Series 2022-1, Class A
3.93%, 4/17/39 (1) 1,817 1,737
Home Partners of America Trust
Series 2022-1, Class D
4.73%, 4/17/39 (1) 1,765 1,649
Hpefs Equipment Trust
Series 2022-3A, Class C
6.13%, 8/20/29 (1) 1,465 1,464
HPEFS Equipment Trust
Series 2023-2A, Class C
6.48%, 1/21/31 (1) 320 324
HPEFS Equipment Trust
Series 2023-2A, Class D
6.97%, 7/21/31 (1) 145 147
HPEFS Equipment Trust
Series 2024-1A, Class C
5.33%, 5/20/31 (1) 1,190 1,182
HPS Loan Management
Series 11A-17, Class BR, CLO, FRN
3M TSFR + 1.812%, 7.102%, 5/6/30 (1) 415 415
HPS Loan Management
Series 11A-17, Class CR, CLO, FRN
3M TSFR + 2.212%, 7.502%, 5/6/30 (1) 1,830 1,821
Invesco U.S.
Series 2023-1A, Class AR, CLO, FRN
3M TSFR + 1.57%, 6.856%, 4/22/37 (1) 1,245 1,245
Jack in the Box Funding
Series 2019-1A, Class A23
4.97%, 8/25/49 (1) 962 918
Jamestown VI
Series 2018-6RA, Class B, CLO, FRN
3M TSFR + 2.262%, 7.586%, 4/25/30 (1) 1,710 1,702
KKR
Series 13, Class B1R, CLO, FRN
3M TSFR + 1.412%, 6.726%, 1/16/28 (1) 631 631
KKR
Series 2022-43A, Class BR, CLO, FRN
3M TSFR + 2.50%, 7.845%, 1/15/36 (1) 1,775 1,786
Kubota Credit Owner Trust
Series 2023-1A, Class A4
5.07%, 2/15/29 (1) 340 339

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Madison Park Funding XXXV
Series 2019-35A, Class CR, CLO, FRN
3M TSFR + 2.162%, 7.479%, 4/20/32 (1) 2,500 2,485
MidOcean Credit XI
Series 2022-11A, Class BR, CLO, FRN
3M TSFR + 2.65%, 8.016%, 10/18/33 (1) 1,685 1,693
MVW
Series 2020-1A, Class C
4.21%, 10/20/37 (1) 94 91
MVW
Series 2023-1A, Class B
5.42%, 10/20/40 (1) 1,060 1,048
MVW Owner Trust
Series 2019-1A, Class C
3.33%, 11/20/36 (1) 56 54
Neuberger Berman Loan Advisers
Series 2018-29A, Class B1, CLO, FRN
3M TSFR + 1.962%, 7.271%, 10/19/31 (1) 250 250
Neuberger Berman Loan Advisers
Series 2019-32A, Class BR, CLO, FRN
3M TSFR + 1.662%, 6.971%, 1/20/32 (1) 250 248
OCP
Series 2014-7A, Class A2RR, CLO, FRN
3M TSFR + 1.912%, 7.229%, 7/20/29 (1) 1,095 1,095
Octane Receivables Trust
Series 2022-2A, Class A
5.11%, 2/22/28 (1) 529 526
Octane Receivables Trust
Series 2022-2A, Class D
7.70%, 2/20/30 (1) 1,265 1,281
Octane Receivables Trust
Series 2023-1A, Class A
5.87%, 5/21/29 (1) 149 149
Octane Receivables Trust
Series 2023-3A, Class C
6.74%, 8/20/29 (1) 100 101
Octane Receivables Trust
Series 2023-3A, Class D
7.58%, 9/20/29 (1) 105 106
Peace Park
Series 2021-1A, Class B1, CLO, FRN
3M TSFR + 1.862%, 7.179%, 10/20/34 (1) 950 953
Post Road Equipment Finance
Series 2024-1A, Class A2
5.59%, 11/15/29 (1) 100 100
Sierra Timeshare Receivables Funding
Series 2020-2A, Class C
3.51%, 7/20/37 (1) 23 22

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Sierra Timeshare Receivables Funding
Series 2023-2A, Class A
5.80%, 4/20/40 (1) 413 416
Sierra Timeshare Receivables Funding
Series 2023-2A, Class C
7.30%, 4/20/40 (1) 797 808
Signal Peak
Series 2018-5A, Class D, CLO, FRN
3M TSFR + 2.912%, 8.236%, 4/25/31 (1) 1,460 1,438
Wellfleet
Series 2021-3A, Class B, CLO, FRN
3M TSFR + 2.062%, 7.376%, 1/15/35 (1) 1,310 1,310
51,669
Student Loan 0.7%
Navient Private Education Refi Loan Trust
Series 2020-BA, Class B
2.77%, 1/15/69 (1) 975 772
Navient Private Education Refi Loan Trust
Series 2020-CA, Class B
2.83%, 11/15/68 (1) 600 498
Navient Private Education Refi Loan Trust
Series 2020-FA, Class B
2.69%, 7/15/69 (1) 400 314
Navient Private Education Refi Loan Trust
Series 2020-HA, Class B
2.78%, 1/15/69 (1) 1,340 1,086
SMB Private Education Loan Trust
Series 2017-B, Class A2A
2.82%, 10/15/35 (1) 84 82
SMB Private Education Loan Trust
Series 2020-PTB, Class A2A
1.60%, 9/15/54 (1) 319 289
SMB Private Education Loan Trust
Series 2022-D, Class B
6.15%, 10/15/58 (1) 1,473 1,455
4,496
Total Asset-Backed Securities
(Cost $80,299) 79,185
BANK LOANS 5.0% (2)
FINANCIAL INSTITUTIONS 0.8%
Financial Other 0.1%
GTCR W Merger, FRN
1M TSFR + 3.00%, 8.326%, 1/31/31  485 486
486

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Insurance 0.7%
AssuredPartners, FRN
1M TSFR + 3.50%, 2/14/31 (3) 205 205
AssuredPartners, FRN
1M TSFR + 3.75%, 9.076%, 2/12/27  316 316
Asurion, FRN
1M TSFR + 3.25%, 8.691%, 12/23/26  269 267
Asurion, FRN
1M TSFR + 5.25%, 10.691%, 1/31/28  623 594
Asurion, FRN
1M TSFR + 5.25%, 10.691%, 1/20/29  1,095 1,031
HUB International, FRN
1M TSFR + 3.25%, 8.574%, 6/20/30  1,370 1,369
Jones Deslauriers Insurance Management, FRN
1M TSFR + 3.50%, 8.801%, 3/15/30 (3) 633 633
4,415
Total Financial Institutions 4,901
INDUSTRIAL 4.1%
Basic Industry 0.1%
Arsenal AIC Parent, FRN
1M TSFR + 3.75%, 9.07%, 8/18/30  339 339
Aruba Investments Holdings, FRN
1M TSFR + 7.75%, 13.176%, 11/24/28  405 383
722
Capital Goods 0.8%
Charter Next Generation, FRN
1M TSFR + 3.50%, 8.826%, 12/1/27  697 696
Dynasty Acquisition, FRN
1M TSFR + 4.00%, 9.326%, 8/24/28  515 516
Engineered Machinery Holdings, FRN
3M TSFR + 6.00%, 11.61%, 5/21/29 (4) 375 366
Engineered Machinery Holdings, FRN
3M TSFR + 6.50%, 12.11%, 5/21/29 (4) 700 682
Filtration Group, FRN
1M TSFR + 4.25%, 9.691%, 10/21/28  1,324 1,325
LTI Holdings, FRN
1M TSFR + 3.50%, 8.941%, 9/6/25 (3) 605 596
LTI Holdings, FRN
1M TSFR + 6.75%, 12.191%, 9/6/26  260 239
TK Elevator U.S. Newco, FRN
6M TSFR + 3.50%, 9.081%, 7/30/27  347 348
Wec U.S. Holdings, FRN
1M TSFR + 2.75%, 8.076%, 1/20/31  311 310
5,078

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Communications 0.1%
Clear Channel Outdoor Holdings, FRN
3M TSFR + 3.50%, 9.074%, 8/21/26  370 367
CSC Holdings, FRN
1M TSFR + 4.50%, 9.818%, 1/18/28  349 339
706
Consumer Cyclical 0.8%
Caesars Entertainment, FRN
1M TSFR + 2.75%, 8.04%, 2/6/31  330 329
Caesars Entertainment, FRN
1M TSFR + 3.25%, 8.663%, 2/6/30  223 223
CNT Holdings I, FRN
1M TSFR + 3.50%, 8.817%, 11/8/27  170 170
Dave & Buster's, FRN
1M TSFR + 3.25%, 8.625%, 6/29/29  317 317
Delta 2, FRN
1M TSFR + 2.25%, 7.598%, 1/15/30  680 679
EG Finco, FRN
3M EURIBOR + 7.00%, 10.925%, 4/30/27 (EUR)  355 356
Fleet U.S. Bidco, FRN
1M TSFR + 3.25%, 2/21/31 (3)(4) 75 75
IRB Holding, FRN
1M TSFR + 2.75%, 8.176%, 12/15/27  578 577
MIC Glen, FRN
1M TSFR + 6.75%, 12.176%, 7/20/29  305 302
Ontario Gaming GTA, FRN
1M TSFR + 4.25%, 9.598%, 8/1/30 (3) 435 434
Tacala Investment, FRN
1M TSFR + 4.00%, 9.326%, 1/31/31  172 172
Tenneco, FRN
1M TSFR + 5.00%, 10.419%, 11/17/28  395 372
UFC Holdings, FRN
1M TSFR + 2.75%, 8.336%, 4/29/26  899 899
Wand NewCo 3, FRN
1M TSFR + 3.75%, 9.076%, 1/30/31  532 533
5,438
Consumer Non-Cyclical 0.3%
Bausch + Lomb, FRN
1M TSFR + 3.25%, 8.671%, 5/10/27  687 680
Gainwell Acquisition, FRN
3M TSFR + 4.00%, 9.448%, 10/1/27  73 69
LifePoint Health, FRN
1M TSFR + 5.50%, 11.087%, 11/16/28  370 370
Medline Borrower, FRN
1M TSFR + 3.00%, 8.441%, 10/23/28  542 542
Naked Juice, FRN
3M TSFR + 6.00%, 11.448%, 1/24/30  150 121

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Phoenix Newco, FRN
1M TSFR + 3.25%, 8.691%, 11/15/28  223 223
Sunshine Luxembourg VII, FRN
3M TSFR + 3.50%, 8.948%, 10/1/26  376 376
2,381
Energy 0.1%
Brazos Delaware II, FRN
1M TSFR + 3.75%, 9.07%, 2/11/30  216 216
Prairie ECI Acquiror, FRN
1M TSFR + 4.75%, 8/1/29 (3) 60 59
Prairie ECI Acquiror, FRN
1M TSFR + 4.75%, 10.176%, 3/11/26  222 220
495
Technology 1.8%
Applied Systems, FRN
1M TSFR + 3.50%, 8.821%, 2/24/31 (3) 1,292 1,296
Applied Systems, FRN
1M TSFR + 5.25%, 2/23/32 (3) 1,437 1,469
Ascend Learning, FRN
1M TSFR + 3.50%, 8.926%, 12/11/28  184 181
Ascend Learning, FRN
1M TSFR + 5.75%, 11.176%, 12/10/29  795 763
AthenaHealth Group, FRN
1M TSFR + 3.25%, 8.576%, 2/15/29  227 225
Boxer Parent, FRN
1M TSFR + 4.25%, 9.576%, 12/29/28  532 533
Central Parent, FRN
3M TSFR + 4.00%, 9.348%, 7/6/29  312 312
Cloud Software Group, FRN
1M TSFR + 4.50%, 9.948%, 3/30/29  625 619
Delta Topco, FRN
3M TSFR + 7.25%, 12.621%, 12/1/28  105 104
Ellucian Holdings, FRN
1M TSFR + 3.50%, 10/26/29 (3) 80 80
Ellucian Holdings, FRN
1M TSFR + 3.50%, 8.926%, 10/7/27  254 254
Ellucian Holdings, FRN
1M TSFR + 4.25%, 9.576%, 10/7/27  187 187
Epicor Software, FRN
1M TSFR + 3.25%, 8.691%, 7/30/27 (3) 729 731
Epicor Software, FRN
1M TSFR + 3.75%, 9.076%, 7/30/27  170 171
Gen Digital, FRN
1M TSFR + 1.75%, 7.176%, 9/10/27  206 205
McAfee, FRN
1M TSFR + 3.75%, 9.176%, 3/1/29  298 296

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Neptune Bidco U.S., FRN
1M TSFR + 5.00%, 10.423%, 4/11/29  263 241
Peraton, FRN
1M TSFR + 3.75%, 9.176%, 2/1/28  104 104
Peraton, FRN
3M TSFR + 7.75%, 13.176%, 2/1/29  556 556
RealPage, FRN
1M TSFR + 3.00%, 8.441%, 4/24/28  309 301
RealPage, FRN
1M TSFR + 6.50%, 11.941%, 4/23/29  665 659
UKG, FRN
1M TSFR + 3.50%, 8.814%, 2/10/31  1,257 1,258
UKG, FRN
3M TSFR + 5.25%, 10.68%, 5/3/27  1,312 1,324
Waystar Technologies, FRN
1M TSFR + 4.00%, 9.326%, 10/22/29  198 198
12,067
Transportation 0.1%
AAdvantage Loyalty IP, FRN
3M TSFR + 4.75%, 10.329%, 4/20/28  249 258
Mileage Plus Holdings, FRN
3M TSFR + 5.25%, 10.77%, 6/21/27  277 285
543
Total Industrial 27,430
UTILITY 0.1%
Electric 0.1%
PG&E, FRN
1M TSFR + 2.50%, 7.826%, 6/23/27  80 80
Talen Energy Supply, FRN
1M TSFR + 4.50%, 9.826%, 5/17/30  768 770
Total Utility 850
Total Bank Loans
(Cost $33,065) 33,181
COMMON STOCKS 0.0%
INDUSTRIAL 0.0%
Communications 0.0%
Clear Channel Outdoor Holdings (5) 1 1
Total Industrial 1
Total Common Stocks
(Cost $3) 1

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
CONVERTIBLE BONDS 0.0%
INDUSTRIAL 0.0%
Consumer Cyclical 0.0%
Rivian Automotive, 4.625%, 3/15/29 (1) 200 162
Total Industrial 162
Total Convertible Bonds
(Cost $210) 162
CONVERTIBLE PREFERRED STOCKS 0.0%
UTILITY 0.0%
Electric 0.0%
NextEra Energy, 6.926%, 9/1/25 (6) 6 203
Total Utility 203
Total Convertible Preferred Stocks
(Cost $280) 203
CORPORATE BONDS 23.7%
FINANCIAL INSTITUTIONS 6.7%
Banking 3.8%
Banco de Bogota, 6.25%, 5/12/26  475 470
Banco de Credito del Peru, VR, 3.25%, 9/30/31 (1)(7) 375 346
Banco Santander, VR, 4.175%, 3/24/28 (7) 200 192
Bangkok Bank, VR, 3.733%, 9/25/34 (7) 400 355
Bank Leumi Le-Israel, VR, 3.275%, 1/29/31 (1)(7) 600 552
Bank of America, VR, 2.972%, 2/4/33 (7) 1,210 1,018
Bank of America, VR, 3.419%, 12/20/28 (7) 1,080 1,011
Bank of New York Mellon, VR, 6.474%, 10/25/34 (7) 1,005 1,089
BBVA Bancomer, VR, 8.45%, 6/29/38 (1)(7) 500 528
BNP Paribas, VR, 5.497%, 5/20/30 (1)(7) 850 848
CaixaBank, VR, 6.208%, 1/18/29 (1)(7) 1,645 1,673
Capital One Financial, 3.65%, 5/11/27  670 638
Capital One Financial, VR, 2.359%, 7/29/32 (7) 114 86
Capital One Financial, VR, 5.468%, 2/1/29 (7) 395 393
Capital One Financial, VR, 5.70%, 2/1/30 (6)(7) 355 356
Fifth Third Bancorp, 2.55%, 5/5/27  80 74
Fifth Third Bancorp, VR, 6.339%, 7/27/29 (7) 375 385
Goldman Sachs Group, VR, 3.102%, 2/24/33 (7) 375 317
Goldman Sachs Group, VR, 4.482%, 8/23/28 (7) 405 396
HSBC Holdings, VR, 6.161%, 3/9/29 (7) 330 335
Huntington National Bank, VR, 5.699%, 11/18/25 (7) 760 754
ING Groep, VR, 4.017%, 3/28/28 (7) 350 336

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
JPMorgan Chase, VR, 1.764%, 11/19/31 (7) 815 653
JPMorgan Chase, VR, 2.522%, 4/22/31 (7) 45 38
JPMorgan Chase, VR, 2.956%, 5/13/31 (7) 370 321
JPMorgan Chase, VR, 5.35%, 6/1/34 (7) 1,045 1,038
Morgan Stanley, VR, 1.593%, 5/4/27 (7) 1,860 1,717
Morgan Stanley, VR, 3.622%, 4/1/31 (7) 1,740 1,574
Santander Holdings USA, VR, 2.49%, 1/6/28 (7) 195 176
Societe Generale, VR, 5.519%, 1/19/28 (1)(7) 1,365 1,350
Standard Chartered, VR, 2.608%, 1/12/28 (1)(7) 550 501
U.S. Bancorp, VR, 5.384%, 1/23/30 (7) 255 253
UBS Group, VR, 2.746%, 2/11/33 (1)(7) 311 249
UBS Group, VR, 6.537%, 8/12/33 (1)(7) 1,710 1,777
Wells Fargo, VR, 2.393%, 6/2/28 (7) 575 524
Wells Fargo, VR, 2.879%, 10/30/30 (7) 250 220
Wells Fargo, VR, 3.526%, 3/24/28 (7) 1,855 1,759
Wells Fargo, VR, 5.198%, 1/23/30 (7) 805 799
25,101
Brokerage Asset Managers Exchanges 0.3%
AG TTMT Escrow Issuer, 8.625%, 9/30/27 (1) 215 221
HAT Holdings I, 8.00%, 6/15/27 (1) 342 355
Kane Bidco, 5.00%, 2/15/27 (EUR)  710 749
LSEGA Financing, 2.00%, 4/6/28 (1) 585 520
LSEGA Financing, 2.50%, 4/6/31 (1) 425 356
2,201
Finance Companies 0.4%
AerCap Ireland Capital, 5.30%, 1/19/34  685 660
AerCap Ireland Capital, 6.15%, 9/30/30  340 351
AerCap Ireland Capital, 6.50%, 7/15/25  270 273
Navient, 5.625%, 8/1/33  55 45
Navient, 9.375%, 7/25/30  405 423
Navient, 11.50%, 3/15/31  260 284
OneMain Finance, 9.00%, 1/15/29  655 688
2,724
Financial Other 0.1%
Howard Hughes, 4.125%, 2/1/29 (1) 215 190
Howard Hughes, 5.375%, 8/1/28 (1) 510 479
Kaisa Group Holdings, 11.25%, 4/9/22 (8) 850 25
694
Insurance 1.5%
Acrisure, 10.125%, 8/1/26 (1) 385 400
Alliant Holdings Intermediate, 6.75%, 10/15/27 (1) 505 488
Alliant Holdings Intermediate, 7.00%, 1/15/31 (1) 785 779
AmWINS Group, 4.875%, 6/30/29 (1) 209 193
AmWINS Group, 6.375%, 2/15/29 (1) 650 650
AssuredPartners, 7.50%, 2/15/32 (1) 462 454
Centene, 2.50%, 3/1/31  640 525

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Centene, 2.625%, 8/1/31  840 688
Centene, 3.00%, 10/15/30  325 277
Centene, 3.375%, 2/15/30  590 521
Centene, 4.625%, 12/15/29  342 324
Corebridge Global Funding, 5.20%, 1/12/29 (1) 265 262
Enact Holdings, 6.50%, 8/15/25 (1) 30 30
HUB International, 5.625%, 12/1/29 (1) 355 329
HUB International, 7.25%, 6/15/30 (1) 1,725 1,755
HUB International, 7.375%, 1/31/32 (1) 290 291
Jones Deslauriers Insurance Management, 8.50%, 3/15/30 (1) 665 691
Jones Deslauriers Insurance Management, 10.50%, 12/15/30 (1) 1,130 1,178
Molina Healthcare, 4.375%, 6/15/28 (1) 5 5
9,840
Real Estate Investment Trusts 0.6%
Alexandria Real Estate Equities, 5.25%, 5/15/36  155 149
Brixmor Operating Partnership, 3.90%, 3/15/27  630 600
Brixmor Operating Partnership, 4.05%, 7/1/30  266 245
Brixmor Operating Partnership, 4.125%, 5/15/29  1,269 1,188
Healthcare Realty Holdings, 2.40%, 3/15/30  120 97
Kilroy Realty, 2.50%, 11/15/32  130 96
Kilroy Realty, 3.05%, 2/15/30  170 142
MPT Operating Partnership, 0.993%, 10/15/26 (EUR)  905 761
MPT Operating Partnership, 5.00%, 10/15/27 (6) 260 212
Service Properties Trust, 8.625%, 11/15/31 (1) 330 348
3,838
Total Financial Institutions 44,398
INDUSTRIAL 15.8%
Basic Industry 0.7%
Arsenal AIC Parent, 8.00%, 10/1/30 (1) 255 267
Arsenal AIC Parent, 11.50%, 10/1/31 (1) 445 488
ATI, 7.25%, 8/15/30  320 328
Axalta Coating Systems Dutch Holding B, 7.25%, 2/15/31 (1) 150 156
Braskem Netherlands Finance, 8.50%, 1/12/31 (1) 750 735
Carpenter Technology, 7.625%, 3/15/30  450 464
GPD, 10.125%, 4/1/26 (1) 212 196
Kobe U.S. Midco 2, 9.25%, 11/1/26, (9.25% Cash or 10.00% PIK) (1)(9) 483 409
Methanex, 5.125%, 10/15/27  32 31
Methanex, 5.25%, 12/15/29 (6) 15 14
South32 Treasury, 4.35%, 4/14/32 (1) 425 380
TMS International, 6.25%, 4/15/29 (1) 280 243
Westlake, 1.625%, 7/17/29 (EUR)  1,055 1,002
Windsor Holdings III, 8.50%, 6/15/30 (1) 225 232
4,945
Capital Goods 1.0%
Boeing, 5.15%, 5/1/30  1,285 1,263

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
GFL Environmental, 5.125%, 12/15/26 (1) 16 16
Itelyum Regeneration, 4.625%, 10/1/26 (EUR)  720 755
Madison IAQ, 5.875%, 6/30/29 (1) 25 22
Mueller Water Products, 4.00%, 6/15/29 (1) 220 199
Regal Rexnord, 6.05%, 2/15/26 (1) 355 357
Ritchie Bros Holdings, 6.75%, 3/15/28 (1) 180 184
Sealed Air, 6.125%, 2/1/28 (1) 20 20
Sealed Air, 6.875%, 7/15/33 (1) 225 232
Sealed Air, 7.25%, 2/15/31 (1) 90 93
Summit Materials, 7.25%, 1/15/31 (1) 200 207
TK Elevator Holdco, 6.625%, 7/15/28 (EUR)  1,067 1,107
TK Elevator Holdco, 7.625%, 7/15/28 (1) 315 306
TK Elevator U.S. Newco, 5.25%, 7/15/27 (1) 410 392
TransDigm, 6.75%, 8/15/28 (1) 220 222
TransDigm, 6.875%, 12/15/30 (1) 466 472
TransDigm, 7.125%, 12/1/31 (1) 645 661
6,508
Communications 3.5%
Altice Financing, 3.00%, 1/15/28 (EUR)  830 788
Altice Financing, 9.625%, 7/15/27 (1) 1,370 1,373
Altice France, 5.875%, 2/1/27 (EUR)  790 768
Altice France Holding, 10.50%, 5/15/27 (1) 1,070 679
Axian Telecom, 7.375%, 2/16/27 (1) 525 500
CCO Holdings, 4.25%, 2/1/31 (1) 30 24
CCO Holdings, 6.375%, 9/1/29 (1) 655 613
CCO Holdings, 7.375%, 3/1/31 (1) 240 232
Clear Channel Outdoor Holdings, 7.50%, 6/1/29 (1) 280 232
Clear Channel Outdoor Holdings, 7.75%, 4/15/28 (1) 420 363
Clear Channel Outdoor Holdings, 9.00%, 9/15/28 (1) 540 562
CMG Media, 8.875%, 12/15/27 (1) 190 121
Connect Finco, 6.75%, 10/1/26 (1) 555 545
Crown Castle, 3.80%, 2/15/28  1,800 1,691
CSC Holdings, 5.50%, 4/15/27 (1) 230 206
CSC Holdings, 11.25%, 5/15/28 (1) 400 412
CSC Holdings, 11.75%, 1/31/29 (1) 400 418
DISH DBS, 5.25%, 12/1/26 (1) 295 235
DISH DBS, 7.75%, 7/1/26  495 314
Globo Comunicacao e Participacoes, 4.875%, 1/22/30  375 327
iHeartCommunications, 8.375%, 5/1/27  156 93
Intelsat Jackson Holdings, 6.50%, 3/15/30 (1) 270 250
PT Tower Bersama Infrastructure, 2.75%, 1/20/26 (6) 410 388
Radiate Holdco, 6.50%, 9/15/28 (1) 255 122
Rogers Communications, 3.80%, 3/15/32  3,070 2,731
Rogers Communications, 5.30%, 2/15/34  855 839
SBA Tower Trust, 2.328%, 1/15/28 (1) 95 83
SBA Tower Trust, 2.836%, 1/15/25 (1) 450 436

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
SBA Tower Trust, Series 2014-2A, Class C, STEP, 3.869%, 10/15/49 (1) 425 420
Sirius XM Radio, 4.00%, 7/15/28 (1) 415 374
Sirius XM Radio, 5.00%, 8/1/27 (1) 187 178
Sprint Capital, 8.75%, 3/15/32  825 997
Stagwell Global, 5.625%, 8/15/29 (1) 435 385
T-Mobile USA, 3.875%, 4/15/30  1,800 1,672
T-Mobile USA, 5.20%, 1/15/33  1,010 1,005
T-Mobile USA, 5.75%, 1/15/54  1,360 1,378
Townsquare Media, 6.875%, 2/1/26 (1) 243 235
Univision Communications, 7.375%, 6/30/30 (1)(6) 170 164
Univision Communications, 8.00%, 8/15/28 (1) 180 181
Viasat, 7.50%, 5/30/31 (1) 460 323
Ziggo Bond, 3.375%, 2/28/30 (EUR)  830 766
23,423
Consumer Cyclical 3.3%
Adient Global Holdings, 8.25%, 4/15/31 (1) 505 530
Allied Universal Holdco, 6.00%, 6/1/29 (1) 400 330
Allied Universal Holdco, 7.875%, 2/15/31 (1) 284 281
Allied Universal Holdco, 9.75%, 7/15/27 (1) 275 273
At Home Group, 4.875%, 7/15/28 (1) 45 19
AutoZone, 6.55%, 11/1/33  595 641
Bath & Body Works, 6.625%, 10/1/30 (1)(6) 165 166
Bath & Body Works, 6.75%, 7/1/36  240 235
Bath & Body Works, 6.95%, 3/1/33  245 238
Bath & Body Works, 9.375%, 7/1/25 (1) 193 201
Caesars Entertainment, 7.00%, 2/15/30 (1) 510 521
Caesars Entertainment, 8.125%, 7/1/27 (1) 190 194
Carnival, 7.00%, 8/15/29 (1) 165 171
Carnival, 10.50%, 6/1/30 (1) 915 995
Cedar Fair, 6.50%, 10/1/28  480 479
Churchill Downs, 6.75%, 5/1/31 (1) 290 289
Cinemark USA, 5.875%, 3/15/26 (1) 480 473
Clarios Global, 6.75%, 5/15/28 (1) 225 227
Clarios Global, 8.50%, 5/15/27 (1) 255 256
Cushman & Wakefield U.S. Borrower, 6.75%, 5/15/28 (1)(6) 165 162
Cushman & Wakefield U.S. Borrower, 8.875%, 9/1/31 (1)(6) 340 355
Dana Financing Luxembourg, 8.50%, 7/15/31 (EUR) (1) 446 528
eG Global Finance, 12.00%, 11/30/28 (1) 265 277
Ford Motor, 9.625%, 4/22/30  450 526
Ford Motor Credit, 6.95%, 3/6/26  600 611
Ford Motor Credit, 7.35%, 11/4/27  300 312
Goodyear Tire & Rubber, 5.00%, 7/15/29 (6) 280 257
Goodyear Tire & Rubber, 5.25%, 7/15/31 (6) 185 166
Hyundai Capital America, 5.40%, 1/8/31 (1) 200 200
Hyundai Capital America, 5.50%, 3/30/26 (1) 435 435
Inter Media & Communication, 6.75%, 2/9/27 (EUR)  710 745

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Life Time, 5.75%, 1/15/26 (1) 268 265
Life Time, 8.00%, 4/15/26 (1)(6) 511 515
Light & Wonder International, 7.25%, 11/15/29 (1) 233 238
Light & Wonder International, 7.50%, 9/1/31 (1) 130 135
Live Nation Entertainment, 4.75%, 10/15/27 (1) 210 201
Match Group Holdings II, 4.125%, 8/1/30 (1) 205 181
Match Group Holdings II, 5.00%, 12/15/27 (1) 360 342
Melco Resorts Finance, 5.75%, 7/21/28  750 705
Metalsa, 3.75%, 5/4/31  650 526
MGM Growth Properties Operating Partnership, 5.75%, 2/1/27  180 179
Motion Bondco, 4.50%, 11/15/27 (EUR)  745 761
Nissan Motor Acceptance, 1.85%, 9/16/26 (1) 250 225
Nissan Motor Acceptance, 6.95%, 9/15/26 (1)(6) 115 118
Ontario Gaming GTA, 8.00%, 8/1/30 (1) 280 286
Rivian Holdings, FRN, 6M USD LIBOR + 5.625%, 11.493%, 10/15/26 (1) 1,755 1,672
Royal Caribbean Cruises, 6.25%, 3/15/32 (1) 350 351
Royal Caribbean Cruises, 8.25%, 1/15/29 (1) 325 345
SeaWorld Parks & Entertainment, 5.25%, 8/15/29 (1) 215 200
Six Flags Entertainment, 7.25%, 5/15/31 (1) 84 84
St. Joseph's University Medical Center, 4.584%, 7/1/27  2,000 1,923
Tenneco, 8.00%, 11/17/28 (1) 560 510
Vivo Energy Investments, 5.125%, 9/24/27  550 522
Wand NewCo 3, 7.625%, 1/30/32 (1) 265 272
Yum! Brands, 5.375%, 4/1/32  345 330
ZF North America Capital, 6.875%, 4/14/28 (1) 150 153
ZF North America Capital, 7.125%, 4/14/30 (1) 185 192
22,324
Consumer Non-Cyclical 2.9%
AbbVie, 4.05%, 11/21/39  425 375
AbbVie, 4.875%, 11/14/48  1,655 1,565
Altria Group, 3.125%, 6/15/31 (EUR)  1,020 1,015
Amgen, 5.25%, 3/2/33  650 649
Avantor Funding, 4.625%, 7/15/28 (1) 190 179
BAT Capital, 5.834%, 2/20/31  390 389
BAT Capital, 6.343%, 8/2/30  565 583
BAT International Finance, 4.448%, 3/16/28  650 626
Bausch + Lomb, 8.375%, 10/1/28 (1) 270 282
Bayer U.S. Finance, 6.25%, 1/21/29 (1) 220 220
Bayer U.S. Finance, 6.375%, 11/21/30 (1) 390 394
Bimbo Bakeries USA, 6.05%, 1/15/29 (1) 975 1,004
Bristol-Myers Squibb, 5.50%, 2/22/44  255 259
Bristol-Myers Squibb, 5.55%, 2/22/54  195 197
Bristol-Myers Squibb, 5.65%, 2/22/64  260 264
CVS Health, 5.625%, 2/21/53  1,365 1,323
HCA, 3.125%, 3/15/27  280 263
IQVIA, 6.25%, 2/1/29  410 422

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
LifePoint Health, 9.875%, 8/15/30 (1) 255 265
LifePoint Health, 11.00%, 10/15/30 (1) 330 348
Medline Borrower, 5.25%, 10/1/29 (1) 460 426
Pfizer Investment Enterprises, 5.34%, 5/19/63  1,040 1,003
Solventum, 5.40%, 3/1/29 (1) 425 425
Solventum, 5.45%, 3/13/31 (1) 1,005 994
Solventum, 5.60%, 3/23/34 (1) 720 715
Solventum, 5.90%, 4/30/54 (1) 670 662
Tenet Healthcare, 6.125%, 10/1/28 (6) 235 232
Tenet Healthcare, 6.125%, 6/15/30  350 346
Tenet Healthcare, 6.875%, 11/15/31  305 313
Teva Pharmaceutical Finance Netherlands III, 6.75%, 3/1/28  360 364
Teva Pharmaceutical Finance Netherlands III, 7.875%, 9/15/29  200 213
Teva Pharmaceutical Finance Netherlands III, 8.125%, 9/15/31  400 433
Utah Acquisition Sub, 3.95%, 6/15/26  2,050 1,979
Utah Acquisition Sub, 5.25%, 6/15/46  865 705
19,432
Energy 3.0%
Aethon United BR, 8.25%, 2/15/26 (1) 275 276
Chesapeake Energy, 5.875%, 2/1/29 (1) 210 207
Chesapeake Energy, 6.75%, 4/15/29 (1) 215 216
Civitas Resources, 8.375%, 7/1/28 (1) 260 272
Columbia Pipelines Holding, 6.042%, 8/15/28 (1) 200 204
Comstock Resources, 6.75%, 3/1/29 (1) 346 319
Continental Resources, 4.90%, 6/1/44  335 270
Crescent Energy Finance, 9.25%, 2/15/28 (1) 600 626
Enbridge, 6.20%, 11/15/30  215 225
Energean Israel Finance, 4.875%, 3/30/26 (1) 563 528
Energy Transfer, 5.625%, 5/1/27 (1) 1,355 1,343
Ferrellgas, 5.375%, 4/1/26 (1) 265 262
Hess, 5.60%, 2/15/41  5 5
Hess, 7.125%, 3/15/33  175 197
Hess, 7.30%, 8/15/31  175 197
Hilcorp Energy I, 6.00%, 4/15/30 (1) 550 532
Hilcorp Energy I, 6.00%, 2/1/31 (1) 20 19
Hilcorp Energy I, 8.375%, 11/1/33 (1) 579 620
Kinetik Holdings, 5.875%, 6/15/30 (1) 380 370
Kinetik Holdings, 6.625%, 12/15/28 (1) 901 912
Kosmos Energy, 7.125%, 4/4/26  1,050 1,017
Leviathan Bond, 6.125%, 6/30/25 (1) 195 190
Magnolia Oil & Gas Operating, 6.00%, 8/1/26 (1) 630 617
Matador Resources, 5.875%, 9/15/26 (6) 111 110
NGL Energy Operating, 8.125%, 2/15/29 (1) 95 96
NGL Energy Operating, 8.375%, 2/15/32 (1) 80 81
Northriver Midstream Finance, 5.625%, 2/15/26 (1) 275 269
NuStar Logistics, 5.75%, 10/1/25  15 15

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
NuStar Logistics, 6.00%, 6/1/26  235 232
Occidental Petroleum, 6.20%, 3/15/40  195 197
Occidental Petroleum, 6.45%, 9/15/36  195 205
Occidental Petroleum, 7.50%, 5/1/31  249 275
Occidental Petroleum, 7.95%, 6/15/39  150 173
Occidental Petroleum, 8.875%, 7/15/30  715 824
Patterson-UTI Energy, 7.15%, 10/1/33 (6) 230 244
Permian Resources Operating, 9.875%, 7/15/31 (1) 305 338
Prairie Acquiror, 9.00%, 8/1/29 (1) 130 131
Raizen Fuels Finance, 6.45%, 3/5/34 (1) 320 325
Range Resources, 4.75%, 2/15/30 (1) 300 278
Seadrill Finance, 8.375%, 8/1/30 (1) 595 611
SilverBow Resources, FRN, 3M TSFR + 7.75%, 13.135%, 12/15/28 (1) 1,020 997
Southwestern Energy, 4.75%, 2/1/32  295 268
Southwestern Energy, 5.375%, 3/15/30  110 105
Tallgrass Energy Partners, 6.00%, 3/1/27 (1) 265 260
Tallgrass Energy Partners, 7.375%, 2/15/29 (1) 230 229
Targa Resources Partners, 5.50%, 3/1/30  165 163
Targa Resources Partners, 6.875%, 1/15/29  314 323
TER Finance Jersey, Series 21, Zero Coupon, 1/2/25 (1) 600 566
Transocean, 8.75%, 2/15/30 (1) 146 150
Transocean, 11.50%, 1/30/27 (1) 104 109
Transocean Aquila, 8.00%, 9/30/28 (1) 210 214
Venture Global Calcasieu Pass, 4.125%, 8/15/31 (1) 290 254
Venture Global Calcasieu Pass, 6.25%, 1/15/30 (1) 380 379
Venture Global LNG, 8.375%, 6/1/31 (1) 340 344
Venture Global LNG, 9.50%, 2/1/29 (1) 1,095 1,168
Vermilion Energy, 6.875%, 5/1/30 (1) 370 355
19,712
Industrial Other 0.1%
Albion Financing 2, 8.75%, 4/15/27 (1) 215 216
Booz Allen Hamilton, 5.95%, 8/4/33  305 314
530
Technology 1.1%
AthenaHealth Group, 6.50%, 2/15/30 (1) 295 264
Capstone Borrower, 8.00%, 6/15/30 (1) 260 268
Central Parent, 7.25%, 6/15/29 (1) 205 206
Central Parent, 8.00%, 6/15/29 (1) 270 277
Cloud Software Group, 9.00%, 9/30/29 (1) 925 859
Entegris, 5.95%, 6/15/30 (1) 210 205
Fiserv, 5.45%, 3/15/34  1,225 1,222
Gen Digital, 7.125%, 9/30/30 (1) 167 170
GTCR W-2 Merger, 7.50%, 1/15/31 (1) 590 615
Micron Technology, 5.30%, 1/15/31  435 429
Neptune Bidco U.S., 9.29%, 4/15/29 (1) 205 192
Oracle, 4.90%, 2/6/33  540 521

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Presidio Holdings, 8.25%, 2/1/28 (1)(6) 205 202
Sensata Technologies, 4.00%, 4/15/29 (1) 205 186
Sensata Technologies, 5.875%, 9/1/30 (1) 655 635
UKG, 6.875%, 2/1/31 (1) 860 870
7,121
Transportation 0.2%
American Airlines, 5.50%, 4/20/26 (1) 266 264
Autostrade per l'Italia, 2.00%, 1/15/30 (EUR)  1,030 985
United Airlines, 4.625%, 4/15/29 (1) 30 27
Watco, 6.50%, 6/15/27 (1) 257 250
1,526
Total Industrial 105,521
UTILITY 1.2%
Electric 1.1%
AES Andes, VR, 7.125%, 3/26/79 (7) 525 516
Exelon, 5.45%, 3/15/34  280 279
Georgia Power, 5.25%, 3/15/34  625 620
NRG Energy, VR, 10.25% (1)(7)(10) 98 104
Pacific Gas & Electric, 6.70%, 4/1/53  470 505
Pacific Gas & Electric, 6.95%, 3/15/34  395 426
PG&E, 5.00%, 7/1/28 (6) 290 277
Southern, 5.70%, 3/15/34  480 489
Talen Energy Supply, 8.625%, 6/1/30 (1) 787 828
Terraform Global Operating, 6.125%, 3/1/26 (1) 353 348
Vistra, VR, 8.00% (1)(7)(10) 1,944 1,944
Vistra, Series C, VR, 8.875% (1)(7)(10) 330 335
Vistra Operations, 5.125%, 5/13/25 (1) 250 248
Vistra Operations, 7.75%, 10/15/31 (1) 330 341
7,260
Natural Gas 0.1%
Boston Gas, 6.119%, 7/20/53 (1) 365 367
367
Utility Other 0.0%
Aegea Finance, 9.00%, 1/20/31 (1) 290 307
307
Total Utility 7,934
Total Corporate Bonds
(Cost $160,151) 157,853

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
EXCHANGE-TRADED FUNDS 1.6%
Trusts & Mutual Funds - Taxable 1.6%
Invesco Senior Loan ETF  497 10,497
Total Exchange-Traded Funds
(Cost $10,489) 10,497
FOREIGN GOVERNMENT OBLIGATIONS &
MUNICIPALITIES 3.7%
Owned No Guarantee 1.0%
Electricite de France, 5.70%, 5/23/28 (1) 200 203
Emirates NBD Bank, VR, 4.25% (7)(10) 737 680
Export-Import Bank of Malaysia, 1.831%, 11/26/26  800 729
Petroleos Mexicanos, 6.50%, 3/13/27  1,730 1,611
Republic of Chile, 6.30%, 9/8/53 (1) 1,520 1,474
Republic of Chile, 6.44%, 1/26/36 (1) 1,750 1,782
6,479
Sovereign 1.7%
Kingdom of Saudi Arabia, 5.75%, 1/16/54 (1) 1,040 1,008
Republic of Albania, 3.50%, 11/23/31 (EUR)  2,155 2,108
Republic of Bulgaria, 4.50%, 1/27/33 (EUR)  3,615 4,088
Republic of Ivory Coast, 8.25%, 1/30/37 (1) 1,350 1,321
Republic of Panama, 7.50%, 3/1/31  670 688
Republic of Serbia, 6.50%, 9/26/33  1,945 1,977
11,190
Treasuries 1.0%
Brazil Notas do Tesouro Nacional, Series NTNF, 10.00%, 1/1/31 (BRL)  35,000 6,826
6,826
Total Foreign Government Obligations & Municipalities
(Cost $24,370) 24,495
MUNICIPAL SECURITIES 0.3%
Puerto Rico 0.3%
Puerto Rico Commonwealth, GO, VR, 11/1/43 (11) 2,133 1,248
Puerto Rico Commonwealth, Restructured, Series A, GO, Zero Coupon,
7/1/24  12 12
Puerto Rico Commonwealth, Restructured, Series A, GO, Zero Coupon,
7/1/33  92 59
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 4.00%,
7/1/33  71 70
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 4.00%,
7/1/35  64 62
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 4.00%,
7/1/37  55 52

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 4.00%,
7/1/41  75 69
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 5.375%,
7/1/25  79 81
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 5.625%,
7/1/27  79 83
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 5.625%,
7/1/29  77 84
Total Municipal Securities
(Cost $1,764) 1,820
NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES 8.8%
Collateralized Mortgage Obligations 3.9%
Angel Oak Mortgage Trust
Series 2020-5, Class M1, CMO, ARM
2.97%, 5/25/65 (1) 250 219
Angel Oak Mortgage Trust
Series 2020-6, Class M1, CMO, ARM
2.805%, 5/25/65 (1) 515 413
Angel Oak Mortgage Trust
Series 2021-4, Class M1, CMO, ARM
2.29%, 1/20/65 (1) 960 604
Angel Oak Mortgage Trust
Series 2022-6, Class A1, CMO, STEP
4.30%, 7/25/67 (1) 1,774 1,698
Bellemeade Re
Series 2022-1, Class M1B, CMO, ARM
SOFR30A + 2.15%, 7.472%, 1/26/32 (1) 1,610 1,614
Citigroup Mortgage Loan Trust
Series 2020-EXP2, Class A3, CMO, ARM
2.50%, 8/25/50 (1) 1,138 953
COLT Mortgage Loan Trust
Series 2020-3, Class M1, CMO, ARM
3.359%, 4/27/65 (1) 160 146
COLT Mortgage Loan Trust
Series 2021-3, Class M1, CMO, ARM
2.304%, 9/27/66 (1) 2,220 1,443
Connecticut Avenue Securities
Series 2017-C06, Class 2ED1, CMO, ARM
SOFR30A + 1.114%, 6.436%, 2/25/30  61 61
Connecticut Avenue Securities
Series 2018-C03, Class 1EB2, CMO, ARM
SOFR30A + 0.964%, 6.286%, 10/25/30  138 138
EFMT
Series 2023-1, Class A2, CMO, STEP
6.24%, 2/25/68 (1) 458 452

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Finance of America HECM Buyout
Series 2022-HB2, Class A1A, ARM
4.00%, 8/1/32 (1) 673 659
Flagstar Mortgage Trust
Series 2017-2, Class B1, CMO, ARM
3.987%, 10/25/47 (1) 228 204
Flagstar Mortgage Trust
Series 2019-1INV, Class A3, CMO, ARM
3.50%, 10/25/49 (1) 59 52
Flagstar Mortgage Trust
Series 2021-11IN, Class A18, CMO, ARM
2.50%, 11/25/51 (1) 2,649 2,073
Freddie Mac Whole Loan Securities Trust
Series 2017-SC01, Class M1, CMO, ARM
3.645%, 12/25/46 (1) 134 129
FWD Securitization Trust
Series 2020-INV1, Class A3, CMO, ARM
2.44%, 1/25/50 (1) 104 95
Galton Funding Mortgage Trust
Series 2017-1, Class B2, CMO, ARM
3.95%, 7/25/56 (1) 873 797
Galton Funding Mortgage Trust
Series 2018-1, Class A33, CMO, ARM
3.50%, 11/25/57 (1) 40 35
Galton Funding Mortgage Trust
Series 2019-H1, Class M1, CMO, ARM
3.339%, 10/25/59 (1) 365 342
Galton Funding Mortgage Trust
Series 2020-H1, Class M1, CMO, ARM
2.832%, 1/25/60 (1) 735 605
GCAT Trust
Series 2021-NQM5, Class A3, CMO, ARM
1.571%, 7/25/66 (1) 2,044 1,626
GS Mortgage-Backed Securities Trust
Series 2021-GR2, Class A4, CMO, ARM
2.50%, 2/25/52 (1) 1,429 1,118
Imperial Fund Mortgage Trust
Series 2022-NQM4, Class A2, CMO, STEP
5.04%, 6/25/67 (1) 1,311 1,269
JPMorgan Mortgage Trust
Series 2019-INV2, Class A3, CMO, ARM
3.50%, 2/25/50 (1) 35 31
JPMorgan Mortgage Trust
Series 2019-INV3, Class A15, CMO, ARM
3.50%, 5/25/50 (1) 74 66
JPMorgan Mortgage Trust
Series 2019-INV3, Class A3, CMO, ARM
3.50%, 5/25/50 (1) 85 76

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
JPMorgan Mortgage Trust
Series 2020-INV2, Class A15, CMO, ARM
3.00%, 10/25/50 (1) 252 212
JPMorgan Mortgage Trust
Series 2023-DSC2, Class A1, CMO, ARM
5.25%, 11/25/63 (1) 1,399 1,366
MetLife Securitization Trust
Series 2018-1A, Class A, CMO, ARM
3.75%, 3/25/57 (1) 146 138
OBX Trust
Series 2019-EXP2, Class 1A4, CMO, ARM
4.00%, 6/25/59 (1) 33 30
OBX Trust
Series 2019-INV2, Class A25, CMO, ARM
4.00%, 5/27/49 (1) 91 83
OBX Trust
Series 2020-EXP2, Class A9, CMO, ARM
3.00%, 5/25/60 (1) 51 43
OBX Trust
Series 2020-EXP3, Class 1A9, CMO, ARM
3.00%, 1/25/60 (1) 188 163
OBX Trust
Series 2021-NQM1, Class M1, CMO, ARM
2.219%, 2/25/66 (1) 598 476
OBX Trust
Series 2024-HYB1, Class A1, CMO, ARM
3.539%, 3/25/53 (1) 287 273
Radnor RE
Series 2021-2, Class M1A, CMO, ARM
SOFR30A + 1.85%, 7.172%, 11/25/31 (1) 347 347
Sequoia Mortgage Trust
Series 2013-4, Class B1, CMO, ARM
3.436%, 4/25/43  219 204
Sequoia Mortgage Trust
Series 2017-CH2, Class A19, CMO, ARM
4.00%, 12/25/47 (1) 66 61
Sequoia Mortgage Trust
Series 2018-CH1, Class A2, CMO, ARM
3.50%, 3/25/48 (1) 19 17
Sequoia Mortgage Trust
Series 2018-CH3, Class A19, CMO, ARM
4.50%, 8/25/48 (1) 14 14
Starwood Mortgage Residential Trust
Series 2020-1, Class M1, CMO, ARM
2.878%, 2/25/50 (1) 600 512
Starwood Mortgage Residential Trust
Series 2021-2, Class M1, CMO, ARM
2.175%, 5/25/65 (1) 2,000 1,695

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Structured Agency Credit Risk Debt Notes
Series 2018-SPI2, Class M2, CMO, ARM
3.845%, 5/25/48 (1) 2 2
Structured Agency Credit Risk Debt Notes
Series 2023-HQA3, Class A1, CMO, ARM
SOFR30A + 1.85%, 7.172%, 11/25/43  1 1
Verus Securitization Trust
Series 2019-INV3, Class M1, CMO, ARM
3.279%, 11/25/59 (1) 340 307
Verus Securitization Trust
Series 2021-5, Class M1, CMO, ARM
2.331%, 9/25/66 (1) 800 526
Verus Securitization Trust
Series 2022-4, Class A1, CMO, STEP
4.474%, 4/25/67 (1) 455 442
Verus Securitization Trust
Series 2023-1, Class A1, CMO, STEP
5.85%, 12/25/67 (1) 932 926
Verus Securitization Trust
Series 2023-3, Class A2, CMO, STEP
6.438%, 3/25/68 (1) 647 647
Vista Point Securitization Trust
Series 2020-1, Class B1, CMO, ARM
5.375%, 3/25/65 (1) 330 319
WinWater Mortgage Loan Trust
Series 2016-1, Class B3, CMO, ARM
3.778%, 1/20/46 (1) 494 455
26,177
Commercial Mortgage-Backed Securities 4.9%
Alen Mortgage Trust
Series 2021-ACEN, Class A, ARM
1M TSFR + 1.264%, 6.582%, 4/15/34 (1) 1,580 1,439
Arbor Multifamily Mortgage Securities Trust
Series 2020-MF1, Class D
1.75%, 5/15/53 (1) 2,010 1,373
Arbor Multifamily Mortgage Securities Trust
Series 2020-MF1, Class E
1.75%, 5/15/53 (1) 580 370
BAMLL Commercial Mortgage Securities Trust
Series 2021-JACX, Class E, ARM
1M TSFR + 3.864%, 9.182%, 9/15/38 (1) 1,155 867
BANK
Series 2019-BN21, Class D
2.50%, 10/17/52 (1) 1,036 573
BANK
Series 2019-BN23, Class A3
2.92%, 12/15/52  835 742

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
BBCMS Mortgage Trust
Series 2019-BWAY, Class D, ARM
1M TSFR + 2.274%, 7.592%, 11/15/34 (1) 365 58
BBCMS Mortgage Trust
Series 2020-BID, Class A, ARM
1M TSFR + 2.254%, 7.572%, 10/15/37 (1) 375 373
Benchmark Mortgage Trust
Series 2021-B24, Class A5
2.584%, 3/15/54  1,430 1,174
Benchmark Mortgage Trust
Series 2023-V3, Class A3, ARM
6.363%, 7/15/56  1,870 1,953
BFLD
Series 2019-DPLO, Class B, ARM
1M TSFR + 1.454%, 6.772%, 10/15/34 (1) 1,780 1,777
BPR Trust
Series 2021-TY, Class C, ARM
1M TSFR + 1.814%, 7.132%, 9/15/38 (1) 635 627
BSREP Commercial Mortgage Trust
Series 2021-DC, Class C, ARM
1M TSFR + 1.664%, 6.982%, 8/15/38 (1) 866 731
BX Commercial Mortgage Trust
Series 2022-CSMO, Class B, ARM
1M TSFR + 3.141%, 8.458%, 6/15/27 (1) 1,590 1,594
BX Trust
Series 2021-VIEW, Class F, ARM
1M TSFR + 4.044%, 9.362%, 6/15/36 (1) 1,195 1,058
Cantor Commercial Real Estate Lending
Series 2019-CF1, Class A5
3.786%, 5/15/52  1,770 1,603
CD Mortgage Trust
Series 2017-CD6, Class A5
3.456%, 11/13/50  515 480
Citigroup Commercial Mortgage Trust
Series 2013-375P, Class C, ARM
3.518%, 5/10/35 (1) 270 250
Citigroup Commercial Mortgage Trust
Series 2015-GC27, Class AS
3.571%, 2/10/48  95 93
Citigroup Commercial Mortgage Trust
Series 2019-C7, Class 805B, ARM
3.79%, 12/15/72 (1) 1,420 512
Citigroup Commercial Mortgage Trust
Series 2019-GC43, Class A4
3.038%, 11/10/52  2,850 2,486
Commercial Mortgage Trust
Series 2014-CR19, Class E, ARM
4.129%, 8/10/47 (1) 380 319

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Commercial Mortgage Trust
Series 2015-CR22, Class C, ARM
4.066%, 3/10/48  870 797
Commercial Mortgage Trust
Series 2015-LC23, Class A4
3.774%, 10/10/48  440 424
Commercial Mortgage Trust
Series 2016-CR28, Class AHR
3.651%, 2/10/49  179 174
Commercial Mortgage Trust
Series 2016-CR28, Class B, ARM
4.605%, 2/10/49  1,130 1,059
CSAIL Commercial Mortgage Trust
Series 2016-C6, Class A5
3.09%, 1/15/49  215 203
CSAIL Commercial Mortgage Trust
Series 2017-C8, Class C, ARM
4.265%, 6/15/50  465 386
CSAIL Commercial Mortgage Trust
Series 2019-C18, Class C, ARM
3.919%, 12/15/52  645 538
Eleven Madison Mortgage Trust
Series 2015-11MD, Class A, ARM
3.555%, 9/10/35 (1) 285 265
Great Wolf Trust
Series 2019-WOLF, Class A, ARM
1M TSFR + 1.348%, 6.666%, 12/15/36 (1) 530 530
Great Wolf Trust
Series 2019-WOLF, Class B, ARM
1M TSFR + 1.648%, 6.966%, 12/15/36 (1) 130 130
Great Wolf Trust
Series 2019-WOLF, Class E, ARM
1M TSFR + 3.046%, 8.364%, 12/15/36 (1) 220 219
GS Mortgage Securities Trust
Series 2016-GS4, Class A3
3.178%, 11/10/49  1,300 1,233
GS Mortgage Securities Trust
Series 2017-GS8, Class D
2.70%, 11/10/50 (1) 1,025 783
ILPT Commercial Mortgage Trust
Series 2022-LPFX, Class C, ARM
3.824%, 3/15/32 (1) 1,595 1,313
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2016-NINE, Class B, ARM
2.854%, 9/6/38 (1) 1,015 917
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2018-WPT, Class CFX
4.95%, 7/5/33 (1) 195 155

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2019-BKWD, Class C, ARM
1M TSFR + 2.214%, 7.532%, 9/15/29 (1) 280 218
Med Trust
Series 2021-MDLN, Class F, ARM
1M TSFR + 4.114%, 9.432%, 11/15/38 (1) 363 360
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C24, Class AS, ARM
4.036%, 5/15/48  1,103 1,027
Wells Fargo Commercial Mortgage Trust
Series 2015-NXS2, Class A2
3.02%, 7/15/58  12 11
Wells Fargo Commercial Mortgage Trust
Series 2019-C54, Class A4
3.146%, 12/15/52  1,945 1,740
32,934
Total Non-U.S. Government Mortgage-Backed Securities
(Cost $66,349) 59,111
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES 25.5%
U.S. Government Agency Obligations 19.3%
Federal Home Loan Mortgage
2.50%, 5/1/30  89 84
3.00%, 4/1/47 - 1/1/48  120 105
3.50%, 8/1/42 - 3/1/46  3,393 3,107
4.00%, 8/1/40 - 1/1/46  266 251
4.50%, 6/1/39 - 5/1/42  124 121
5.00%, 7/1/25 - 8/1/40  43 42
5.50%, 10/1/38 - 1/1/40  30 30
6.00%, 10/1/32 - 8/1/38  12 12
6.50%, 6/1/24 - 4/1/37  56 58
7.00%, 4/1/32 - 6/1/32  — —
Federal Home Loan Mortgage, ARM
1Y CMT + 2.245%, 6.37%, 1/1/36  1 1
1Y CMT + 2.25%, 6.34%, 10/1/36  — —
1Y CMT + 2.347%, 6.472%, 11/1/34  3 3
RFUCCT1Y + 1.726%, 5.965%, 7/1/35  — —
RFUCCT1Y + 1.75%, 6.125%, 2/1/35  — —
RFUCCT1Y + 1.832%, 6.081%, 3/1/36  2 2
RFUCCT1Y + 1.842%, 6.091%, 1/1/37  1 1
RFUCCT1Y + 1.917%, 6.292%, 2/1/37  1 1
RFUCCT1Y + 1.93%, 6.187%, 12/1/36  — 1
RFUCCT1Y + 2.031%, 6.276%, 11/1/36  1 1
Federal Home Loan Mortgage, CMO, IO, 4.50%, 5/25/50  279 54

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Federal Home Loan Mortgage, CMO, PO, Zero Coupon, 8/15/28  — —
Federal Home Loan Mortgage, UMBS
1.50%, 4/1/37  364 314
2.00%, 8/1/36 - 4/1/52  11,235 8,993
2.50%, 3/1/42 - 4/1/52  13,888 11,508
3.00%, 5/1/31 - 6/1/52  10,788 9,312
3.50%, 5/1/33 - 3/1/48  1,597 1,478
4.00%, 12/1/49 - 6/1/52  1,941 1,792
4.50%, 5/1/50 - 12/1/52  1,123 1,064
5.00%, 12/1/41 - 7/1/53  2,522 2,452
5.50%, 8/1/53  1,435 1,423
6.00%, 2/1/53  666 678
Federal National Mortgage Assn.
3.00%, 6/1/33 - 8/1/46  56 49
Federal National Mortgage Assn., ARM
RFUCCT1Y + 1.34%, 5.59%, 12/1/35  1 1
RFUCCT1Y + 1.553%, 5.803%, 7/1/35  — —
RFUCCT1Y + 1.579%, 5.811%, 11/1/35  2 2
RFUCCT1Y + 1.584%, 5.834%, 12/1/35  2 2
RFUCCT1Y + 1.655%, 5.905%, 8/1/37  — —
RFUCCT1Y + 1.70%, 5.95%, 11/1/37  2 2
RFUCCT1Y + 1.77%, 6.145%, 12/1/35  — —
RFUCCT1Y + 1.87%, 6.12%, 8/1/36  1 1
RFUCCT1Y + 1.892%, 6.142%, 12/1/35  1 1
RFUCCT1Y + 2.04%, 6.29%, 12/1/36  — 1
Federal National Mortgage Assn., CMO, IO, 6.50%, 2/25/32  — —
Federal National Mortgage Assn., UMBS
1.50%, 11/1/36 - 1/1/42  3,966 3,363
2.00%, 5/1/36 - 4/1/52  36,409 29,362
2.50%, 5/1/30 - 9/1/52  19,410 16,424
3.00%, 1/1/27 - 7/1/52  9,260 8,205
3.50%, 4/1/31 - 7/1/50  5,767 5,230
4.00%, 11/1/37 - 8/1/52  6,368 5,964
4.50%, 7/1/39 - 10/1/52  5,310 5,065
5.00%, 9/1/24 - 9/1/53  2,037 1,993
5.50%, 12/1/33 - 10/1/53  3,041 3,015
6.00%, 11/1/32 - 9/1/53  3,740 3,788
6.50%, 7/1/32 - 1/1/53  1,313 1,337
7.00%, 7/1/29  — —
7.50%, 6/1/28  — —
UMBS, TBA, 5.00%, 3/1/54 (12) 1,730 1,678
128,371
U.S. Government Obligations 6.2%
Government National Mortgage Assn.
2.00%, 1/20/51 - 8/20/51  8,034 6,542
2.50%, 8/20/50 - 1/20/52  7,898 6,689

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
3.00%, 5/20/46 - 10/20/51  6,521 5,751
3.50%, 9/15/41 - 2/20/48  5,176 4,749
4.00%, 2/20/41 - 9/20/52  4,388 4,106
4.50%, 11/20/39 - 4/20/53  3,540 3,394
5.00%, 4/20/35 - 8/20/52  1,968 1,946
5.50%, 10/20/32 - 3/20/49  496 503
6.00%, 11/20/53  1,988 1,999
Government National Mortgage Assn., CMO
3.00%, 11/20/47 - 12/20/47  29 26
3.50%, 10/20/50  460 381
Government National Mortgage Assn., CMO, IO
3.50%, 3/20/43 - 5/20/43  215 21
4.00%, 2/20/43  19 2
Government National Mortgage Assn., TBA (12)
5.00%, 3/20/54  550 537
5.50%, 3/20/54  3,330 3,308
6.50%, 3/20/54  1,395 1,414
41,368
Total U.S. Government & Agency Mortgage-Backed Securities
(Cost $178,118) 169,739
U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING
MORTGAGE-BACKED) 19.6%
U.S. Treasury Obligations 19.6%
U.S. Treasury Bonds, 1.25%, 5/15/50 (13) 15,580 7,912
U.S. Treasury Bonds, 1.375%, 8/15/50  9,130 4,792
U.S. Treasury Bonds, 1.875%, 2/15/41  1,500 1,033
U.S. Treasury Bonds, 2.25%, 2/15/52  10,795 7,064
U.S. Treasury Bonds, 2.375%, 2/15/42  2,395 1,760
U.S. Treasury Bonds, 2.50%, 2/15/45  1,480 1,073
U.S. Treasury Bonds, 3.00%, 8/15/52  780 603
U.S. Treasury Bonds, 3.375%, 5/15/44  1,275 1,078
U.S. Treasury Bonds, 3.625%, 2/15/53  2,770 2,422
U.S. Treasury Bonds, 3.875%, 2/15/43  960 879
U.S. Treasury Bonds, 4.00%, 11/15/42  2,715 2,535
U.S. Treasury Bonds, 4.00%, 11/15/52  3,020 2,828
U.S. Treasury Bonds, 4.125%, 8/15/53  455 436
U.S. Treasury Bonds, 4.375%, 5/15/41  175 173
U.S. Treasury Bonds, 4.375%, 8/15/43  2,730 2,674
U.S. Treasury Bonds, 4.75%, 11/15/43 (6) 6,475 6,664
U.S. Treasury Bonds, 4.75%, 11/15/53  7,260 7,728
U.S. Treasury Inflation-Indexed Notes, 1.375%, 7/15/33  8,165 7,818
U.S. Treasury Notes, 0.625%, 8/15/30  1,350 1,075
U.S. Treasury Notes, 0.75%, 4/30/26  3,380 3,115
U.S. Treasury Notes, 0.875%, 11/15/30  9,900 7,970

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
U.S. Treasury Notes, 1.375%, 11/15/31  5,370 4,360
U.S. Treasury Notes, 1.50%, 2/15/30  500 428
U.S. Treasury Notes, 1.875%, 2/28/27  3,870 3,595
U.S. Treasury Notes, 1.875%, 2/15/32  580 487
U.S. Treasury Notes, 2.25%, 11/15/27  1,275 1,184
U.S. Treasury Notes, 3.50%, 1/31/28  2,900 2,813
U.S. Treasury Notes, 3.75%, 12/31/28  2,810 2,746
U.S. Treasury Notes, 3.75%, 6/30/30  2,300 2,233
U.S. Treasury Notes, 3.875%, 11/30/27 (13) 11,520 11,329
U.S. Treasury Notes, 4.00%, 7/31/30  7,950 7,827
U.S. Treasury Notes, 4.125%, 9/30/27  5,080 5,039
U.S. Treasury Notes, 4.25%, 2/28/29  2,000 2,000
U.S. Treasury Notes, 4.50%, 11/15/33  14,720 15,001
Total U.S. Government Agency Obligations (Excluding Mortgage-
Backed)
(Cost $149,837) 130,674
SHORT-TERM INVESTMENTS 1.2%
Money Market Funds 1.2%
T. Rowe Price Government Reserve Fund, 5.39% (14)(15) 7,759 7,759
Total Short-Term Investments
(Cost $7,759) 7,759
SECURITIES LENDING COLLATERAL 0.4%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES
LENDING PROGRAM WITH JPMORGAN CHASE BANK 0.0%
Money Market Funds 0.0%
T. Rowe Price Government Reserve Fund, 5.39% (14)(15) 357 357
Total Investments in a Pooled Account through Securities Lending
Program with JPMorgan Chase Bank 357
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES
LENDING PROGRAM WITH STATE STREET BANK AND TRUST
COMPANY 0.4%
Money Market Funds 0.4%
T. Rowe Price Government Reserve Fund, 5.39% (14)(15) 2,559 2,559
Total Investments in a Pooled Account through Securities Lending
Program with State Street Bank and Trust Company 2,559
Total Securities Lending Collateral
(Cost $2,916) 2,916

T. ROWE PRICE Total Return Fund

(Amounts in 000s, except for contracts)
OPTIONS PURCHASED 0.0%
OTC Options Purchased 0.0%
Counterparty Description Contracts
Notional
Amount $ Value
Citibank
Credit Default Swap,
Protection Bought (Relevant
Credit: Markit CDX.NA.IG-S41,
5 Year Index, 12/20/28), Pay
1.00% Quarterly, Receive
upon credit default, 3/20/24 @
0.60%* (5) 1 160,600 24
Morgan Stanley
S&P 500 Index, Put, 6/21/24
@ $4,650.00 (5) 41 20,895 126
Morgan Stanley
S&P 500 Index, Put, 6/21/24
@ $4,700.00 (5) 21 10,702 73
RBC Capital Markets
Credit Default Swap,
Protection Bought (Relevant
Credit: Markit CDX.NA.IG-S41,
5 Year Index, 12/20/28), Pay
5.00% Quarterly, Receive
upon credit default, 4/17/24 @
1.04%* (5) 2 33,300 75
Total Options Purchased (Cost $646) 298
Total Investments in Securities 101.7%
(Cost $716,256) $ 677,894
Other Assets Less Liabilities (1.7)% (11,465)
Net Assets 100.0% $ 666,429
‡ Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
* Exercise Spread
(1) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to
$193,812 and represents 29.1% of net assets.
(2) Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects the weighted average rate of the settled positions.
(3) All or a portion of this loan is unsettled as of February 29, 2024. The interest rate for unsettled loans will be determined upon settlement after period end.
(4) Level 3 in fair value hierarchy.
(5) Non-income producing
(6) All or a portion of this security is on loan at February 29, 2024.

T. ROWE PRICE Total Return Fund

.
.
.
.
.
.
.
.
.
.
(7) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(8) Security is in default or has failed to make a scheduled interest and/or principal payment.
(9) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(10) Perpetual security with no stated maturity date.
(11) Contingent value instrument that only pays out if a portion of the territory's Sales and Use Tax outperforms the projections in the Oversight Board’s Certified
Fiscal Plan.
(12) To-Be-Announced purchase commitment. Total value of such securities at period-end amounts to $6,937 and represents 1.0% of net assets.
(13) At February 29, 2024, all or a portion of this security is pledged as collateral and/
or margin deposit to cover future funding obligations.
(14) Seven-day yield
(15) Affiliated Companies
1M TSFR One month term SOFR (Secured overnight financing rate)
3M EURIBOR Three month EURIBOR (Euro interbank offered rate)
3M TSFR Three month term SOFR (Secured overnight financing rate)
6M TSFR Six month Term SOFR (Secured overnight financing rate)
6M USD LIBOR Six month USD LIBOR (London interbank offered rate)
1Y CMT One year U.S. Treasury note constant maturity
ARM Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end. The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
BRL Brazilian Real
CAD Canadian Dollar
CLO Collateralized Loan Obligation
CMO Collateralized Mortgage Obligation
CPI Consumer Price Index
ETF Exchange-Traded Fund
EUR Euro
FRN Floating Rate Note
GO General Obligation
IO Interest-only security for which the fund receives interest on notional principal
JPY Japanese Yen
OTC Over-the-counter
PIK Payment-in-kind
PO Principal-only security for which the fund receives regular cash flows based on principal repayments
RFUCCT1Y Twelve month Refinitiv USD IBOR Consumer Cash Fallback
SOFR Secured overnight financing rate
SOFR30A 30-day Average SOFR (Secured overnight financing rate)

T. ROWE PRICE Total Return Fund

.
.
.
.
.
.
.
.
.
.
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
TBA To-Be-Announced
UMBS Uniform Mortgage-Backed Securities
USD U.S. Dollar
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Total Return Fund

Par $ Value
(Cost and value in $000s)
TBA SALES COMMITMENTS (0.6)%
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES (0.6)%
U.S. Government Agency Obligations
(0.6)%
UMBS, TBA
2.00%, 3/1/54  2,155 (1,693)
2.50%, 3/1/54  1,250 (1,027)
3.00%, 3/1/54  1,200 (1,026)
Total TBA Sales Commitments (Proceeds $(3,865)) (3,746)

T. ROWE PRICE Total Return Fund

(Amounts in 000s, except for contracts)
OPTIONS WRITTEN (0.1)%
OTC Options Written (0.1)%
Counterparty Description Contracts
Notional
Amount $ Value
Citibank
10 Year Interest Rate Swap,
6/7/34 Pay Fixed 4.30%
Annually, Receive Variable
5.32% (SOFR) Annually,
6/25/24 @ 4.30%* 1 38,060 (238)
Barclays Bank
10 Year Interest Rate
Swap, 7/10/34 Receive
Fixed 3.00% Annually, Pay
Variable 5.32% (SOFR)
Annually, 7/8/24 @ 3.00%* 1 26,805 (76)
Goldman Sachs
iShares iBoxx High Yield
Corporate Bond ETF, Call,
4/19/24 @ $77.00 637 4,926 (40)
Goldman Sachs
iShares iBoxx High Yield
Corporate Bond ETF, Put,
4/19/24 @ $77.00 1,092 8,444 (60)
Total Options Written (Premiums $(526)) $ (414)

T. ROWE PRICE Total Return Fund

(Amounts in 000s)
SWAPS (0.1)%
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts) **
Unrealized
$ Gain/(Loss)
BILATERAL SWAPS (0.1)%
Total Return Swaps (0.1)%
Morgan Stanley, Receive Underlying
Reference: iBoxx USD Liquid Investment
Grade Index at Maturity, Pay Variable
5.322% (SOFR + (0.00)%) at Maturity,
3/20/24 39,900 (592) (401) (191)
Total Bilateral Total Return Swaps (401) (191)
Total Bilateral Swaps (401) (191)
Description
Notional
Amount $ Value
Initial
$ Value **
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS (0.0)%
Credit Default Swaps, Protection Bought (0.2)%
Protection Bought (Relevant Credit:
American Axle & Manufacturing), Pay
5.00% Quarterly, Receive upon credit
default, 6/20/29 1,700 (70) (57) (13)
Protection Bought (Relevant Credit:
Beazer Homes USA), Pay 5.00% Quarterly,
Receive upon credit default, 12/20/28 3,500 (385) (262) (123)
Protection Bought (Relevant Credit: Delta
Air Lines), Pay 5.00% Quarterly, Receive
upon credit default, 12/20/28 3,500 (546) (493) (53)
Protection Bought (Relevant Credit:
Kingdom of Saudi Arabia), Pay 1.00%
Quarterly, Receive upon credit default,
12/20/28 9,549 (218) (123) (95)
Protection Bought (Relevant Credit:
Lanxess), Pay 1.00% Quarterly, Receive
upon credit default, 12/20/28 (EUR) 1,361 42 73 (31)
Protection Bought (Relevant Credit: State
of Qatar), Pay 1.00% Quarterly, Receive
upon credit default, 12/20/28 9,727 (288) (156) (132)
Protection Bought (Relevant Credit:
Sultanate of Oman), Pay 1.00% Quarterly,
Receive upon credit default, 12/20/28 5,000 10 164 (154)
Protection Bought (Relevant Credit: United
Airlines Holdings), Pay 5.00% Quarterly,
Receive upon credit default, 6/20/29 1,700 (129) (3) (126)

T. ROWE PRICE Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
Protection Bought (Relevant Credit: United
Arab Emirates), Pay 1.00% Quarterly,
Receive upon credit default, 12/20/28 4,826 (88) (11) (77)
Total Centrally Cleared Credit Default Swaps,
Protection Bought (804)
Credit Default Swaps, Protection Sold 0.2%
Protection Sold (Relevant Credit: Altice
Finco, Caa2*), Receive 5.00% Quarterly,
Pay upon credit default, 12/20/28 (EUR) 170 1 (8) 9
Protection Sold (Relevant Credit: CHS/
Community Health Systems, Ca*), Receive
5.00% Quarterly, Pay upon credit default,
6/20/25 * 145 (8) (12) 4
Protection Sold (Relevant Credit: CHS/
Community Health Systems, Ca*), Receive
5.00% Quarterly, Pay upon credit default,
6/20/26 * 183 (24) (8) (16)
Protection Sold (Relevant Credit: CHS/
Community Health Systems, Ca*), Receive
5.00% Quarterly, Pay upon credit default,
12/20/26 * 210 (38) (8) (30)
Protection Sold (Relevant Credit: Markit
CDX.NA.HY-S41, 5 Year Index), Receive
5.00% Quarterly, Pay upon credit default,
12/20/28 4,742 349 304 45
Protection Sold (Relevant Credit: Markit
CDX.NA.IG-S41, 5 Year Index), Receive
1.00% Quarterly, Pay upon credit default,
12/20/28 47,038 1,064 693 371
Total Centrally Cleared Credit Default Swaps,
Protection Sold 383

T. ROWE PRICE Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
Zero-Coupon Inflation Swaps 0.0%
10 Year Zero-Coupon Inflation Swap Pay
Fixed 2.463% at Maturity, Receive Variable
(Change in CPI) at Maturity, 12/19/33 3,525 9 — 9
Total Centrally Cleared Zero-Coupon Inflation Swaps 9
Total Centrally Cleared Swaps (412)
Net payments (receipts) of variation margin to date 406
Variation margin receivable (payable) on centrally cleared swaps $ (6)
* Credit ratings as of February 29, 2024. Ratings shown are from Moody’s Investors Service and if Moody’s does not rate a security, then Standard & Poor’s (S&P) is used. Fitch is used for securities that are not rated by either Moody’s or S&P.
** Includes interest purchased or sold but not yet collected of $(397).

T. ROWE PRICE Total Return Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
BNP Paribas 5/24/24 USD 565 EUR 519 $ 2
Canadian Imperial Bank
of Commerce 4/19/24 CAD 90 USD 67 (1)
Canadian Imperial Bank
of Commerce 4/19/24 USD 1,011 CAD 1,355 12
Deutsche Bank 5/24/24 USD 444 EUR 409 1
Goldman Sachs 3/4/24 BRL 35,892 USD 7,197 21
Goldman Sachs 3/4/24 USD 7,203 BRL 35,892 (14)
Goldman Sachs 6/4/24 USD 3,561 BRL 17,946 (16)
HSBC Bank 4/19/24 CAD 30 USD 22 —
HSBC Bank 4/19/24 USD 67 CAD 90 —
State Street 4/19/24 JPY 897,847 USD 6,146 (109)
State Street 4/19/24 USD 6,280 JPY 897,847 242
State Street 5/24/24 USD 17,000 EUR 15,717 (46)
Net unrealized gain (loss) on open forward
currency exchange contracts $ 92

T. ROWE PRICE Total Return Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Long, 6 Commonwealth of Australia ten year bond
contracts 3/24 449 $ —
Short, 24 Euro BOBL contracts 3/24 (3,015) 41
Short, 96 Euro BUND contracts 3/24 (13,763) 136
Short, 215 Euro SCHATZ contracts 3/24 (24,434) 107
Short, 40 S&P 500 Micro E-Mini Index contracts 3/24 (1,021) (18)
Long, 14 Government of Canada ten year bond
contracts 6/24 1,236 (3)
Long, 17 Long Gilt ten year contracts 6/24 2,105 (1)
Long, 15 U.S. Treasury Long Bond contracts 6/24 1,789 (1)
Long, 160 U.S. Treasury Notes five year contracts 6/24 17,105 4
Short, 32 U.S. Treasury Notes ten year contracts 6/24 (3,534) (1)
Short, 11 U.S. Treasury Notes two year contracts 6/24 (2,252) (2)
Long, 112 Ultra U.S. Treasury Bonds contracts 6/24 14,322 101
Short, 124 Ultra U.S. Treasury Notes ten year
contracts 6/24 (14,157) (12)
Net payments (receipts) of variation margin to date (356)
Variation margin receivable (payable) on open futures contracts $ (5)

T. ROWE PRICE Total Return Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended February 29, 2024.
Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 5.39% $ — $ — $ 811++
Totals $ —# $ — $ 811+
Supplementary Investment Schedule
Affiliate
Value
05/31/23
Purchase
Cost
Sales
Cost
Value
02/29/24
T. Rowe Price Government
Reserve Fund, 5.39% $ 37,502  ¤  ¤ $ 10,675
Total $ 10,675^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $811 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $10,675.

T. ROWE PRICE Total Return Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Total Return Fund, Inc. (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors
(the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation
Designee performs the following functions in performing fair value determinations:
assesses and manages valuation risks; establishes and applies fair value methodologies;
tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)

T. ROWE PRICE Total Return Fund

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-counter
(OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and exchange-traded options on futures contracts are valued at closing settlement prices. Futures contracts are valued at closing settlement prices. Forward currency exchange contracts are valued using the prevailing forward exchange rate. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers.

T. ROWE PRICE Total Return Fund

Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Total Return Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on February 29, 2024 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 623,039 $ — $ 623,039
Bank Loans — 32,058 1,123 33,181
Common Stocks 1 — — 1
Convertible Preferred Stocks — 203 — 203
Exchange-Traded Funds 10,497 — — 10,497
Short-Term Investments 7,759 — — 7,759
Securities Lending Collateral 2,916 — — 2,916
Options Purchased — 298 — 298
Total Securities 21,173 655,598 1,123 677,894
Swaps* — 438 — 438
Forward Currency Exchange
Contracts — 278 — 278
Futures Contracts* 389 — — 389
Total $ 21,562 $ 656,314 $ 1,123 $ 678,999
Liabilities
TBA Sales Commitments $ — $ 3,746 $ — $ 3,746
Options Written — 414 — 414
Swaps* — 1,442 — 1,442
Forward Currency Exchange
Contracts — 186 — 186
Futures Contracts* 38 — — 38
Total $ 38 $ 5,788 $ — $ 5,826
1
Includes Asset-Backed Securities, Convertible Bonds, Corporate Bonds, Foreign Government
Obligations & Municipalities, Municipal Securities, Non-U.S. Government Mortgage-Backed
Securities, U.S. Government & Agency Mortgage-Backed Securities and U.S. Government
Agency Obligations (Excluding Mortgage-Backed).

T. ROWE PRICE Total Return Fund

OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war and conflict, terrorism, geopolitical events, and public health epidemics and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
The global outbreak of COVID-19 and the related governmental and public responses have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market either in specific countries or worldwide.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict, leading to economic sanctions imposed on Russia that target certain of its citizens and issuers and sectors of the Russian economy, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the banking industry experienced heightened volatility, which sparked concerns of potential broader adverse market conditions. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund's overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
F228-054Q3 02/24
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.